Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Cash Flows
Net loss	$ (202)	$ (180)	$ (132)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred charges	24	24	24
Changes in assets and liabilities:
Interest receivable	64	64	64
Accrued interest payable	(64)	(63)	(64)
Other current liabilities	44	(2)	(15)
Net cash used in operating activities	(134)	(157)	(123)
Investing activities:
Finance lease payments received	3,102	3,101	3,045
Change in restricted cash and investments	16	40	62
Net cash provided by investing activities	3,118	3,141	3,107
Financing activities:
Repayment of debt	(2,984)	(2,984)	(2,984)
Net cash used in financing activities	(2,984)	(2,984)	(2,984)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at start of the year	0	0	0
Cash and cash equivalents at end of the year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 1,145	$ 1,398	$ 1,653